Taxation - Disclosure of unrecognized deferred tax or write-down of deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	$ 46	$ 272	$ 83
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	11	96	0
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	0	364	112
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	$ 1,622	$ 73	$ 169